SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
SEGMENT REPORTING
Number of principal reportable business segments	2
Company's revenues generated from each segment
Net sales	$ 1,519,634,872	$ 969,131,896	$ 985,279,367
Gross profit	103,262,967	(35,693,657)	96,053,144
Other
Company's revenues generated from each segment
Net sales	17,510,352	6,856,099
Gross profit	9,960,204	3,323,488
Elimination
Company's revenues generated from each segment
Net sales	(1,068,599,614)	(304,730,940)	(229,297,553)
Gross profit	(20,874,452)	(5,272,043)	4,436,946
Wafer | Operating segment
Company's revenues generated from each segment
Net sales	1,271,561,269	748,873,942	819,405,032
Gross profit	21,226,834	(52,897,042)	53,857,042
Cell and module | Operating segment
Company's revenues generated from each segment
Net sales	1,299,162,865	518,132,795	395,171,888
Gross profit	$ 92,950,381	$ 19,151,940	$ 37,759,156